Expense Example, No Redemption - NEW WORLD FUND, INC.	Dec. 30, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	1,829
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	$ 1,594